Earnings per Share (Tables)	12 Months Ended
Sep. 30, 2018
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted	The following table sets forth the computation of basic and diluted earnings per share under the two-class method (in millions, except per share data):
	September 30,
	2018	2017	2016
Numerator:
Income from continuing operations	$1,909.3	$698.6	$154.8
Less: Net (income) loss from continuing operations attributable to noncontrolling interest	(3.2)	9.6	(2.1)
Income available to common stockholders, before discontinued operations	1,906.1	708.2	152.7
Less: Distributed and undistributed income available to participating securities	(0.2)	(0.1)	—
Distributed and undistributed income attributable to common stockholders, before discontinued operations	1,905.9	708.1	152.7
Loss from discontinued operations (1)	—	—	(549.0)
Net income (loss) attributable to common stockholders	$1,905.9	$708.1	$(396.3)

Denominator:
Basic weighted average shares outstanding	255.5	252.2	254.0
Effect of dilutive stock options and non-participating securities	4.3	3.5	3.9
Diluted weighted average shares outstanding	259.8	255.7	257.9

Basic earnings per share from continuing operations	$7.46	$2.81	$0.60
Basic loss per share from discontinued operations	—	—	(2.16)
Basic earnings (loss) per share attributable to common stockholders	$7.46	$2.81	$(1.56)

Diluted earnings per share from continuing operations	$7.34	$2.77	$0.59
Diluted loss per share from discontinued operations	—	—	(2.13)
Diluted earnings (loss) per share attributable to common stockholders	$7.34	$2.77	$(1.54)

(1)	Net of income attributable to noncontrolling interests of discontinued operations of $4.3 million for the fiscal year ended September 30, 2016.